787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 10, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Volaris US Strategies Fund, a series of Credit Suisse Opportunity Funds
(File No. 33-92982 and File No. 811-9054)

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 29, 2016, for Credit Suisse Volaris US Strategies Fund (the “Fund”) filed under Rule 497(c) with the Securities and Exchange Commission on March 2, 2016 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lou Anne McInnis, Esq. Rose F. DiMartino, Esq.